EQUITY AND SHARE-BASED COMPENSATION (Details) (10-K) (USD $)	1 Months Ended	3 Months Ended				0 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended										12 Months Ended	1 Months Ended				12 Months Ended
	Oct. 31, 2013	Jun. 30, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 28, 2013 Subsequent Event [Member]	Dec. 31, 2012 Retiring Director [Member]	Sep. 30, 2011 Each Non-employee Director [Member]	Dec. 31, 2012 Each Non-employee Director [Member]	Dec. 31, 2011 Executive Officers [Member]	Dec. 31, 2011 Executive Officers [Member] Employee	Jun. 30, 2011 Former Chief Financial Officer [Member]	Mar. 31, 2011 Former Chief Financial Officer [Member]	Mar. 31, 2011 Former Chief Executive Officer [Member]	Dec. 31, 2011 Former Chief Executive Officer [Member]	Dec. 31, 2010 Former Chief Executive Officer [Member]	Mar. 31, 2011 Options [Member]	Sep. 30, 2013 Options [Member]		Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 2012 Options [Member] Executive Officers [Member] Employee	Jun. 30, 2011 Options [Member] Former Chief Financial Officer [Member]	Jun. 30, 2011 Options [Member] Former Chief Executive Officer [Member]	Dec. 31, 2012 Options [Member] Employees and Directors [Member]	Dec. 31, 2011 Options [Member] Employees and Directors [Member]	Dec. 31, 2012 Options [Member] Consultants [Member]	Dec. 31, 2011 Options [Member] Consultants [Member]	Dec. 31, 2012 Options [Member] Current and Former Directors, Employees, and Consultants [Member]	Dec. 31, 2012 Options [Member] Minimum [Member] Executive Officers [Member]	Dec. 31, 2012 Options [Member] Maximum [Member] Executive Officers [Member]	Apr. 30, 2013 Warrants [Member]	Sep. 30, 2013 Warrants [Member]		Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2012 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2011 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2010 Warrants [Member] Equity Warrant [Member]	Dec. 31, 2012 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2011 Warrants [Member] Liability Warrant [Member]	Dec. 31, 2010 Warrants [Member] Liability Warrant [Member]	Sep. 30, 2013 2010 Plan [Member] Each Non-employee Director [Member]	Dec. 31, 2012 2010 Plan [Member] Options [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Jan. 31, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Maximum [Member] Each Non-employee Director [Member]	Jan. 31, 2013 2010 Plan [Member] Options [Member] Maximum [Member] Each Non-employee Director [Member]	Dec. 31, 2012 2005 Plan [Member] Options [Member]	Dec. 31, 2012 Other Plans [Member] Options [Member]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Reverse stock split ratio	200 to 1					1 for 200
Shares of common stock issued (in shares)								6,036
Shares Under Options, Outstanding [Roll Forward]
Outstanding at beginning of period (in shares)																	227,426	169,254		192,944	227,426					180,494	218,808	12,450	8,618	17,077
Granted (in shares)											10,584							37,500	[1]	29,060	26,022					28,060	22,022	1,000	4,000																				3,750	1,250
Impact of anti-dilution clauses (in shares)																		0		0	0
Impact of amendment (in shares)																				0
Exercised (in shares)																		0		0	0					0	0	0	0
Forfeited, expired or cancelled (in shares)																	(30,000)	(27,551)		(52,750)	(60,504)			(8,315)		(50,250)	(60,336)	(2,500)	(168)
Outstanding at end of period (in shares)																		179,203		169,254	192,944	227,426				158,304	180,494	10,950	12,450	17,077
Exercisable at end of period (in shares)																		144,887		143,522	138,438					134,155	129,571	9,367	8,867
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)																	$ 60.00	$ 32.00		$ 54.00	$ 60.00					$ 48.00	$ 82.00	$ 152.00	$ 292.00
Granted (in dollars per share)											$ 40.00							$ 16.00	[1]	$ 30.00	$ 44.00					$ 26.00	$ 42.00	$ 16.00	$ 62.00																		$ 16.00	$ 16.00
Forfeited, expired or cancelled (in dollars per share)																	$ 60.00	$ 54.00		$ 68.00	$ 72.00			$ 74.00		$ 58.00	$ 68.00	$ 266.00	$ 2,000.00
Outstanding at end of period (in dollars per share)																		$ 24.40		$ 32.00	$ 54.00	$ 60.00				$ 26.0	$ 48.00	$ 106.00	$ 152.00
Exercisable at end of period (in dollars per share)																		$ 26.00		$ 34.00						$ 28.00	$ 52.00	$ 112.00	$ 190.00
Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life											1 year 7 months 6 days							6 years 4 months 24 days		6 years 3 months 18 days	6 years 3 months 18 days	6 years 9 months 18 days
Exercisable, weighted average remaining contractual life																		5 years 10 months 24 days		5 years 10 months 24 days
Shares Under Warrants [Roll Forward]
Outstanding at beginning of period (in shares)																																		806,769		233,947	202,148		17,372	2,727		216,575	199,421
Granted (in shares)																																		54,581	[1]	423,782	25,794		0	25,795		423,782	0
Impact of anti-dilution clauses (in shares)																																		2,082		518,720	31,517		0	0		518,720	31,516
Impact of amendment (in shares)																																				78,215			0			78,215
Exercised (in shares)																																		0		(25,015)	0		0	0		(25,015)	0
Forfeited, expired or cancelled (in shares)																																	(146,106)	(146,106)		(22,880)	(25,512)		(11,616)	(11,150)		(411,264)	(14,362)
Outstanding at end of period (in shares)																																		717,326		806,769	233,947	202,148	5,756	17,372	2,727	801,013	216,575	199,421
Exercisable at end of period (in shares)																																		717,326		713,969			5,756			708,213
Equity and Liability Warrants Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)																																		$ 24.00		$ 208.00	$ 54.00		$ 60.00	$ 138.00		$ 220.00	$ 256.00
Granted (in dollars per share)																																		$ 16.00	[1]	$ 20.00	$ 46.00		$ 0	$ 46.00		$ 20.00
Impact of anti-dilution clauses (in dollars per share)																																							$ 0
Impact of amendment (in dollars per share)																																							$ 0
Exercised (in dollars per share)																																		$ 0		$ 20.00			$ 0			$ 20.00
Forfeited, expired or cancelled (in dollars per share)																																		$ 66.00		$ 86.00	$ 148.00		$ 44.00	$ 46.00		$ 88.00	$ 226.00
Outstanding at end of period (in dollars per share)																																		$ 16.00		$ 24.00	$ 208.00	$ 54.00	$ 90.00	$ 60.00	$ 138.00	$ 24.00	$ 220.00	$ 256.00
Exercisable at end of period (in dollars per share)																																		$ 16.00		$ 26.00			$ 90.00			$ 24.00
Equity and Liability Warrants, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life																																		3 years 7 months 6 days		3 years 6 months	1 year 8 months 12 days	2 years 3 months 18 days	2 years 4 months 24 days	3 years 6 months	2 years 9 months 18 days	3 years 6 months	1 year 6 months	2 years 3 months 18 days
Exercisable, weighted average remaining contractual life																																		3 years 7 months 6 days		3 years 3 months 18 days			2 years 4 months 24 days			3 years 3 months 18 days
Status of Shares Reserved for Issuance [Abstract]
Annual increase in number of reserved shares (in hundredths)																				5.00%
Terms of award, maximum (in years)																																														10					10	10
Initially reserved (in shares)																		125,000																											1,250
Additionally reserved - annual increases (in shares)																				99,156
Additionally reserved - board action (in shares)																				40,000
Options granted since inception, net of forfeited, expired or cancelled (in shares)																				(114,890)
Stock granted since inception (in shares)																				(60,282)
Available for issuance under the 2010 Plan (in shares)																				88,984
Fair Value Assumptions [Abstract]
Fair value of options granted (in dollars per share)																				$ 20.00	$ 38.00
Volatility (in hundredths)																				109.20%	101.50%
Risk free interest rate (in hundredths)																				0.90%	0.80%
Expected life of options																				6 years 1 month 6 days	5 years 2 months 12 days
Expected dividends																				$ 0	$ 0
Forfeiture rate (in hundredths)																				5.00%	5.00%
Shares issued (in shares)							15,022		6,090														4,263
Vested shares surrendered for stock issued (in shares)							23,710
Fair value of stock options							300,000
Fair value of stock issued		600,000					300,000
Exercised (in dollars per share)									$ 28.00									$ 0					$ 24.00
Grant date fair value of options equaled cash fees									200,000														100,000
Options awarded, outstanding (in shares)																		179,203		169,254	192,944	227,426				158,304	180,494	10,950	12,450	17,077
Number of shares outstanding with lowered exercise price (in shares)																				108,588
Options, exercise price (in dollars per share)																				$ 16.00
Original average exercise price (in dollars per share)																				$ 38.00
Share price (in dollars per share)																				$ 14.00
Change in fair value of options																				100,000
Change in unrecognized compensation due to modification																				100,000
Number of executive officers receiving stock options in lieu of a portion of their compensation											4												3
Percentage of compensation paid in stock options instead of in cash (in hundredths)										20.00%																					83.30%	90.00%
Number of months of which a portion of salary was paid in stock options																							6 months
Cancelled shares and options - settlements with former officers (in shares)													175												48
Shares converted (in shares)																																				25,016
Shares issued (in shares)																																				7,764
Amount transferred into fair value of the liability warrant																																				700,000
Bankruptcy claim withdrawn												200,000
Bonus returned															400,000
Obligation paid														300,000
Reduction of receivable and equity														300,000
Due from related parties, current															100,000	400,000
Allowance for doubtful accounts			$ 436,000	$ 518,000	$ 323,000
Stock price on date of re-pricing (in dollars per share)																				$ 14.00

[1]	Includes adjustments to shares underlying PIK warrants.